Acquisitions Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Pro forma sales	$ 6,251.0	$ 6,243.3
Pro forma net earnings	$ 871.2	$ 862.8
Pro forma diluted net earnings per share	$ 2.51	$ 2.50